ORGANIZATION	12 Months Ended
Dec. 31, 2022
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

VNET Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009 and its principal activity is investment holding. On October 8, 2021, 21Vianet Group, Inc. changed its name to VNET Group, Inc. to promote brand awareness. The Company through its consolidated subsidiaries and variable interest entities (the “VIEs”) are principally engaged in the provision of hosting and related services. The Company, and where appropriate, the term “Company” also refers to its consolidated subsidiaries and VIEs as a whole.

(a)	As of December 31, 2022, the significant subsidiaries of the Company and significant consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Subsidiaries:
VNET Group Limited (“VNET HK”)	May 25, 2007	Hong Kong	100%	Investment holding
VNET Data Center Co., Ltd. (“VNET China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
VNET (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
VNET Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
VNET Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
iJoy Holding Limited (“iJoy BVI”)	April 30, 2013	British Virgin Islands	100%	Investment holding
VNET Mobile Limited (“VNET Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
VNET Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
VNET Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of finance leasing business services
VNET DRP Investment Holdings Limited (“DRP investment”)	January 13, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited (“Shihua Investment”)	March 14, 2017	Cayman Islands	51%	Investment holding
VNET (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Data Co., Ltd. (“FS Zhuoyi”) (1)	July 7, 2016	PRC	51%	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)	December 8, 2014	PRC	51%	Provision of internet data center services
Dermot Holdings Limited (“Dermot BVI”) (3)	August 10, 2014	British Virgin Islands	100%	Investment holding
Shihua DC Investment Holdings 2 Limited (“Shihua Holdings 2”) (4)	August 20, 2019	Cayman Islands	100%	Investment holding
Shanghai Waigaoqiao Free Trade Zone Gaogang Technology Co., Ltd. (“Waigaoqiao Technology”) (1)/(4)	August 20, 2019	PRC	100%	Provision of internet data center services
Shanghai Edge Connect Technology Co., Ltd. (“SH Edge Connect”) (1)	November 3, 2020	PRC	100%	Provision of technical and internet data center services
Beijing Jianghe Cloud Technology Co., Ltd. (“BJ JHC”) (1)/(8)	November 17, 2020	PRC	100%	Provision of internet data center services
Beijing Shuntou Green Energy Data Technology Co., Ltd. (“BJ ST”) (1)/(8)	November 17, 2020	PRC	100%	Provision of internet data center services
Jiwa Senlin (Beijing) Engineering Co., Ltd.(“Jiwa Engineering BJ”) (1)	April 8, 2021	PRC	100%	Provision of internet data center services
Beijing TenxCloud Technology Co., Ltd. (“BJ TenxCloud”) (1)/(9)	July 15, 2021	PRC	100%	Provision of digitalization solution services
Zhongke Zijing Technology Co., Ltd. (“Zhongke Zijing”) (1)/(10)	August 16, 2021	PRC	100%	Provision of technical and consultation services
Gu’an Junhui Network Technology Co., Ltd. (“Gu’an Junhui”) (1)/(10)	August 16, 2021	PRC	100%	Provision of internet data center services
Beijing Jianghe Shuzhi Technology Co., Ltd.(“BJ Jianghe Shuzhi”) (1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services
Jianghe Chuangke (Beijing) Technology Co., Ltd.(“Jianghe Chuangke”)(1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services
Beijing Jianghe Cloud Industrial Internet Technology Co., Ltd.(“Jianghe Industrial”)(1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services
Beijing Xunneng Digital Industry Empowerment Center Co., Ltd.(“BJ Xunneng”)(1)/(13)	August 1, 2022	PRC	100%	Provision of internet data center services

1.    ORGANIZATION (CONTINUED)

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“VNET Technology”) (2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (2)	April 1, 2014	PRC	—	Provision of telecommunication services
Shanghai Zhiyan Yunwei Technology Co., Ltd. (“SH Zhiyan”) (2)	December 12, 2020	PRC	—	Provision of telecommunication services

Held directly by VNET Technology:
Beijing VNET Broad Band Data Center Co., Ltd. (“VNET Beijing”) (2)	March 15, 2006	PRC	—	Provision of internet data center services
Shanghai Shilian Technology Co., Ltd. (“SH Shilian”)	October 22, 2012	PRC	—	Provision of internet data center services

Held directly by VNET Beijing:
VNET (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (2)	December 19, 2011	PRC	—	Dormant company
Beijing Yilong Xinda Technology Co., Ltd. (“Yilong Xinda”) (2)	February 28, 2013	PRC	—	Provision of internet data center services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (2)	September 30, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co., Ltd. (“GZ Lianyun”) (2)	April 14, 2016	PRC	—	Provision of internet data center services
Beijing Xianghu Yunlian Technology Co., Ltd. (“Xianghu Yunlian”) (2)	November 7, 2018	PRC	—	Provision of internet data center services
Shanghai Hujiang Songlian Technology Co., Ltd.(“Hujiang Songlian”) (2)	December 17, 2018	PRC	—	Provision of internet data center services
Beijing Shuhai Hulian Technology Co., Ltd. (“BJ Shuhai”) (2)	January 2, 2019	PRC	—	Provision of internet data center services
Nantong Chenghong Cloud Computing Co., Ltd. (“NT Chenghong”) (2)	December 24, 2019	PRC	—	Provision of internet data center services

Held directly by SH Shilian:
Shanghai Shuzhong Investment Management Co., Ltd. (“SH Shuzhong”) (2)/(5)	June 30, 2020	PRC	—	Provision of internet data center services
Sanhe Shulifang Information Technology Co., Ltd. (“Shulifang”) (2)/(6)	July 21, 2020	PRC	—	Provision of internet data center services
Langfang Huahai Internet Technology Co., Ltd. (“LF Huahai”) (2)/(7)	September 11, 2020	PRC	—	Provision of internet data center services
Shanghai Hesheng Data System Co., Ltd. (“SH Hesheng”) (2)/(11)	November 11, 2021	PRC	—	Provision of internet data center services

1.    ORGANIZATION (CONTINUED)

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Held directly by SH Zhiyan:
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Shanghai Edge Blue Cloud Network Technology Co., Ltd. (“SH Edge Network”) (2)/(12)	January 7,2021	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	20%	Provision of virtual private network services
(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest of Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 20, 2019, the Company through its subsidiary, DRP Investment, became the sole shareholder in Shihua Holding 2 and its subsidiaries.
(5)	On June 30, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of SH Shuzhong.
(6)	On July 21, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of Shulifang.
(7)	On September 11, 2020, the Company through its subsidiaries, SH Shilian and Linkcloud PTE. Ltd. (“Linkcloud”), acquired 100% equity interest of LF Huahai.
(8)	On November 17, 2020, the Company through its subsidiary, VNET Saturn International Investment Limited (“VNET Saturn”) and Beijing Zhongshun Yongfeng Investment Consulting Co., Ltd. (“YF WFOE”), acquired 100% equity interest of BJ JHC and BJ ST
(9)	On July 15, 2021, the Company through its subsidiary, Shenzhen Cloud Native Technology Co., Ltd. (“SZ Cloud Native”), acquired 100% equity interest of BJ TenxCloud (Note 4).
(10)	On August 16, 2021, the Company through its subsidiary, Jiwa Engineering BJ, acquired 100% equity interest of Zhongke Zijing and Gu’an Junhui (Note 4).
(11)	On November 11, 2021, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of SH Hesheng (Note 4).
(12)	On January 7, 2021, the Company, through SH Zhiyan, established SH Edge Network for internet data center services.
(13)	On August 1, 2022, the Company through its subsidiary, VNET Saturn and YF WFOE, acquired 100% equity interest of BJ Jianghe Shuzhi, Jianghe Chuangke, Jianghe Industrial and BJ Xunneng (Note 4).

1.    ORGANIZATION (CONTINUED)

(b)	PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Company conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The Company controls four significant VIEs, namely VNET Technology, BJ iJoy, WiFire Network and SH Zhiyan as of December 31, 2022. The key terms of the VIE Agreements in relation to BJ iJoy, WiFire Network and SH Zhiyan are substantially similar to VNET Technology, except for the terms separately disclosed as below.

The equity interests of VNET Technology are legally held by certain PRC individuals, including Chen Sheng, the Executive Chairman of Board of Directors of the Company and Zhang Jun (collectively the “Nominee Shareholders”). The following is a summary of the key terms of the VIE Agreements of VNET Technology:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst VNET China and the Nominee Shareholders of VNET Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in VNET Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. VNET Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of VNET China. The Nominee Shareholders must remit in full any funds received from VNET Technology to VNET China, in the event any distributions are made by VNET Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of VNET China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

SH Zhiyan has substantially similar exclusive option agreement except that the term of SH Zhiyan will terminate when SH Edge Connect, the primary beneficiary, purchases all of SH Zhiyan’s equity interest held by the Nominee Shareholder, Shanghai Rongyan Yunqi Technology Co., Ltd. (“SH Rongyan”).

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between VNET China and VNET Technology, VNET China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of VNET China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of VNET China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

SH Zhiyan has substantially similar exclusive technical consulting and service agreement except that the term for SH Zhiyan would be in effect for an unlimited term unless terminated in writing by SH Edge Connect, the primary beneficiary of VIE SH Zhiyan.

Loan agreement

In January 2011, VNET China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, VNET China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of VNET Technology for the purpose of providing capital to VNET Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

The Nominee Shareholders of SH Zhiyan did not enter into any loan agreement to fund the capital injected in SH Zhiyan.

1.    ORGANIZATION (CONTINUED)

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in VNET Technology to VNET China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and VNET Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of VNET Technology.

The power of attorney agreement in relation to VNET Technology was reassigned to VNET Group, Inc. in September 2010.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst VNET China, VNET Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in VNET Technology to guarantee the repayment of the loan under the Loan Agreement between VNET China and the Nominee Shareholders. On August 10, 2015, a Notification of Cancellation of share pledge registration was issued by Beijing Administration for Industry and Commerce, Pinggu Branch to cancel the registration of the share pledge by one of the Nominee Shareholders of VNET Technology, Zhang Jun. Such cancellation does not affect the effectiveness of the share pledge agreement and does not lessen the control imposed on the contractual parties of the Company.

If VNET Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, VNET China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in VNET Technology without the prior written consent of VNET China.

SH Zhiyan has substantially similar term the Nominee Shareholders of SH Zhiyan did not enter into any loan agreement to fund the capital injected in SH Zhiyan as mentioned above.

Financial support letter

Pursuant to the financial support letter, VNET Group, Inc. agreed to provide unlimited financial support to VNET Technology for its operations and agreed to forego the right to seek repayment in the event VNET Technology is unable to repay such funding.

SH Zhiyan has substantially similar term except that SH Edge Connect provides unlimited financial support to SH Zhiyan for its operations.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and VNET Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in VNET Technology to the Company. In addition, the Company, through VNET China, obtained effective control over VNET Technology through the ability to exercise all the rights of VNET Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of VNET Technology through VNET China through the consulting and service agreement. Thus, the Company is the primary beneficiary of VNET Technology and consolidates VNET Technology and its subsidiaries under Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation: Overall (“ASC 810-10”). Similar conclusion has been reached with respect to the VIE structures with the Company or the Company’s subsidiaries, as the respective primary beneficiaries for other VIEs, i.e., BJ iJoy, WiFire Network and SH Zhiyan.

1.    ORGANIZATION (CONTINUED)

Financial support letter (continued)

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with applicable PRC laws and regulations in any material respect, and (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws and will not violate any PRC laws or regulations currently in effect.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c)	VIE disclosures

Except for certain property with carrying amounts of RMB231,424 (US$33,553) that were pledged to secure borrowings granted to the Company (Note 14), there were no pledges or collateralization of the Consolidated VIEs’ assets. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

1.    ORGANIZATION (CONTINUED)

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	660,234	1,428,768	207,152
Restricted cash	317,199	301,825	43,761
Accounts receivable (net of allowance for doubtful debt of RMB82,654 and RMB100,797 (US$14,614) as of December 31, 2021 and 2022, respectively)	1,139,372	1,400,546	203,060
Prepaid expenses and other current assets	1,781,456	1,976,164	286,517
Amounts due from related parties	29,812	13,942	2,021
Total current assets	3,928,073	5,121,245	742,511
Non-current assets:
Property and equipment, net	6,754,511	7,495,362	1,086,725
Intangible assets, net	382,173	475,652	68,963
Land use rights, net	45,476	44,233	6,413
Operating lease right-of-use assets, net	2,666,182	3,452,533	500,570
Goodwill	308,110	332,645	48,229
Restricted cash	7,825	—	—
Deferred tax assets, net	136,903	153,676	22,281
Other non-current assets	612,198	165,570	24,005
Long-term investments, net	133,280	82,744	11,997
Total non-current assets	11,046,658	12,202,415	1,769,183
Total assets	14,974,731	17,323,660	2,511,694
Current liabilities:
Accounts payable and notes payable	352,478	483,030	70,033
Accrued expenses and other payables	1,342,886	1,488,031	215,742
Advance from customers	1,041,902	1,157,963	167,889
Deferred revenue	49,055	84,775	12,291
Income tax payable	20,972	25,188	3,652
Amounts due to inter-companies, net (1)	5,203,974	6,071,651	880,307
Amounts due to related parties	8,007	6,928	1,004
Current portion of finance lease liabilities	200,961	165,221	23,955
Current portion of long-term borrowings	350,609	417,442	60,523
Current portion of deferred government grant	2,074	3,646	529
Current portion of operating lease liabilities	579,391	655,663	95,062
Total current liabilities	9,152,309	10,559,538	1,530,987

1.    ORGANIZATION (CONTINUED)

	As of December 31,
	2021	2022
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies, net (1)	1,020,972	1,020,972	148,027
Long-term borrowings	1,480,709	1,861,545	269,899
Non-current portion of finance lease liabilities	704,255	615,309	89,211
Unrecognized tax benefits	77,192	86,799	12,585
Deferred tax liabilities	132,370	149,475	21,672
Non-current portion of deferred government grant	2,294	2,726	395
Non-current portion of operating lease liabilities	2,114,309	2,872,323	416,448
Total non-current liabilities	5,532,101	6,609,149	958,237
Total liabilities	14,684,410	17,168,687	2,489,224

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net revenues	3,885,141	5,145,110	5,944,519	861,874
Net profit (loss)	73,748	92,594	(66,764)	(9,680)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash generated from operating activities	748,418	866,712	1,351,179	195,902
Net cash used in investing activities	(1,943,358)	(2,695,707)	(1,849,339)	(268,129)
Net cash generated from financing activities	1,302,082	1,788,528	1,243,495	180,290
Net increase (decrease) in cash and cash equivalents and restricted cash	107,142	(40,467)	745,335	108,063
(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.